Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	F-4
Amendment Flag	false
Entity Registrant Name	TH International Limited
Entity Emerging Growth Company	true
Entity Central Index Key	0001877333
Entity Ex Transition Period	false